PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS
6.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	December 31,
	2011	2012	2012
	RMB	RMB	US$
Advances to employees	1,526	1,453	233
Prepaid expenses	2,118	1,380	222
Deposits for office rental, utilities	998	1,945	312
Interest receivable for term deposits	81	7	1
Other receivables	3,139	30,700	4,928

	8,561	35,485	5,696

Other receivable included RMB30,000 (US$4,815) of working capital that was advanced to the general partner in Shouchuang Caifu Ninetowns. The advance was non-interest bearing and was repaid in January 2013.